Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Accounting Policy [Line Items]
Summary of Average Yields for the Stable Fund	The average yields for the Stable Fund are as follows:

	2025	2024
Based on actual earnings credited to plan	3.78%	3.79%
Based on average declared interest rate	3.87%	3.64%